Summary of significant accounting policies (Details) - Schedule of Useful life	Dec. 31, 2020 USD ($)
Minimum [Member] | Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life (years)	$ 5
Minimum [Member] | Computer Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life (years)	3
Minimum [Member] | Computer Software, Intangible Asset [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life (years)	3
Maximum [Member] | Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life (years)	10
Maximum [Member] | Computer Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life (years)	5
Maximum [Member] | Computer Software, Intangible Asset [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life (years)	$ 3